                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005
                                               ----------------------

Check here if Amendment [   ]; Amendment Number:

 This Amendment (Check only one):   [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GME Capital LLC
         ---------------
Address: 17 Heights Road
         ---------------
         Plandome, NY 11030
         ------------------

Form 13F File Number: 28-11270

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Edward M. Giles
       ---------------
Title: Managing Member
       ---------------
Phone: 212-752-5255
       ------------

Signature, Place, and Date of Signing:


/s/       Edward M. Giles               New York, NY             02/08/06
    ------------------------------ --------------------- ---------------------
            [Signature]                 [City, State]             [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                             1
                                    ----------------------------

Form 13F Information Table Entry Total:                       41
                                        ------------------------

Form 13F Information Table Value Total:                   223150
                                        ------------------------
                                                      (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



                                      NONE

                                 GME CAPITAL LLC
                                   13F REPORT
                             AS OF DECEMBER 31, 2005

                                                                                                    Voting Authority
                                                                                                    ----------------
                                                              Value    Shares/   Sh/  Put/ Invstmt  Other
Name of Issuer                Title of class       CUSIP      (x$1000) Prn Amt   Prn  Call Dscretn  Managers   Sole  Shared None
----------------------------- ---------------    ---------    -------- --------  ---  ---- -------  --------  ------ ------ ----
3D SYSTEMS CORP               COM NEW              88554D205    6173     342944   SH       Defined            342944
ACCELR8 TECHNOLOGY CORP       COM NEW              004304200     359     118000   SH       Defined            118000
AMERICAN VANGUARD CORP        COM                  030371108    8245     350840   SH       Defined            350840
ANALOG DEVICES                COM                  032654105    3804     106038   SH       Defined            106038
BJ SERVICES CO                COM                  055482103    4122     112400   SH       Defined            112400
BROOKFIELD ASSET MGMT INC     CL A LTD VT SH       112585104    4192      83300   SH       Defined             83300
CELGENE CORP                  COM                  151020104   57536     887906   SH       Defined            887906
CIMAREX ENERGY                COM                  171798101     318       7400   SH       Defined              7400
COUNTRYWIDE FINANCIAL         COM                  222372104    5853     171178   SH       Defined            171178
D.R. HORTON INC               COM                  23331A109    5025     140633   SH       Defined            140633
HUDSON CITY BANCORP INC       COM                  443683107    6213     512608   SH       Defined            512608
KOPIN CORP.                   COM                  500600101     206      38560   SH       Defined             38560
LEXICON GENETICS INC.         COM                  528872104     204      56000   SH       Defined             56000
LIFECORE BIOMEDICAL INC.      COM                  532187101    4368     269300   SH       Defined            269300
MASSEY ENERGY CO              COM                  576206106    4293     113350   SH       Defined            113350
MERCURY COMPUTER SYSTEMS      COM                  589378108    2899     140500   SH       Defined            140500
MRV COMMUNICATIONS INC.       COM                  553477100    1259     614200   SH       Defined            614200
NABORS INDUSTRIES LTD         COM                  G6359F103    4696      62000   SH       Defined             62000
NEWFIELD EXPLORATION CO       COM                  651290108    5948     118800   SH       Defined            118800
NEWMONT MINING CORPORATION    COM                  651639106    5337      99950   SH       Defined             99950
NOBLE DRILLING CORP.          COM                  G65422100    2398      34000   SH       Defined             34000
PALL CORP.                    COM                  696429307    3315     123400   SH       Defined            123400
PEABODY ENERGY                COM                  704549104    2308      28000   SH       Defined             28000
PETROHAWK ENERGY CORP         COM                  716495106    3932     297400   SH       Defined            297400
PLACER DOME INC               COM                  725906101    3845     167700   SH       Defined            167700
PRESSTEK INC.                 COM                  741113104    4564     504820   SH       Defined            504820
QUEST DIAGNOSTICS, INC.       COM                  74834L100    3423      66500   SH       Defined             66500
QUESTAR CORP                  COM                  748356102    6200      81900   SH       Defined             81900
RAYONIER INC                  COM                  754907103   10548     264697   SH       Defined            264697
SHIRE PLC                     SPONSORED ADR        82481R106    4329     111600   SH       Defined            111600
SOUTHWESTERN ENERGY CO.       COM                  845467109   20418     568100   SH       Defined            568100
STERICYCLE, INC.              COM                  858912108    2499      42450   SH       Defined             42450
STREETTRACKS GOLD TRUST       GOLD SHS             863307104     774      15000   SH       Defined             15000
SYNTHETECH                    COM                  87162e100      66     201000   SH       Defined            201000
THORATEC CORPORATION          COM NEW              885175307     207      10000   SH       Defined             10000
THORNBURG MORTGAGE INC        COM                  885218107    5882     224500   SH       Defined            224500
TIERONE CORP                  COM                  88650R108    3001     102050   SH       Defined            102050
UNIVERSAL HEALTH RLTY IN      SH BEN INT           91359E105     883      28183   SH       Defined             28183
VASOGEN INC                   COM                  92232F103     691     336900   SH       Defined            336900
VENTANA MEDICAL SYSTEMS       COM                  92276h106    9181     216792   SH       Defined            216792
WILLBROS GROUP INC            COM                  969199108    3636     251800   SH       Defined            251800
REPORT SUMMARY                               41 DATA RECORDS  223150            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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